April 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      General California Municipal Money Market Fund
            1933 Act File No.:  33-09452
            1940 Act File No.:  811-04871
            CIK No.:  00000803951

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Class A and Class B Prospectuses that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 50 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 30, 2017.

Please address any comments or questions to my attention at 412-234-2057.

Sincerely,

/s/Vickie Walton

Vickie Walton
Paralegal